Schedule of funding available from operations and other sources (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Accrued liabilities	$ 3,756,758	$ 5,722,470	$ 4,689,131
Players liability account	47,455	331,528	388,587
Promissory notes payable	771,762	821,948	3,818,920
Convertible debt	2,267,367	914,427
Lease obligation	388,834	587,551	$ 572,148
Long-term debt	4,983,236	9,037,068
Less than 1 year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	12,772,375	10,403,665
Accrued liabilities	3,756,758	5,722,470
Players liability account	47,455	331,528
Promissory notes payable	771,762	821,948
Convertible debt	2,267,367	914,428
Lease obligation		222,583
Long-term debt		96,664
1-2 Years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Convertible debt	$ 4,983,236	2,097,127
Lease obligation		364,968
Long-term debt
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Convertible debt		6,939,941
Lease obligation
Long-term debt